Consolidated Statement of Changes in Stockholders’ Equity - USD ($)	Member’s Units	Common Stock Class A	Common Stock Class B	Subscription Receivable	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at Mar. 06, 2025
Balance (in Shares) at Mar. 06, 2025
Issuance of Class A common stock				(200,000)	200,000
Issuance of Class A common stock (in Shares)	1
Retroactive application of Business Combination (See Note 4)		$ 5,709	$ 5,709		(200,000)	(188,582)
Retroactive application of Business Combination (See Note 4) (in Shares)	(1)	570,886	570,886
Balance at Apr. 30, 2025		$ 5,709	$ 5,709	(200,000)		(188,582)
Balance (in Shares) at Apr. 30, 2025		570,886	570,886
Balance at Mar. 06, 2025
Balance (in Shares) at Mar. 06, 2025
Deemed dividends to Sponsor							$ 46,300,000
Cancellation of Class B Common Stock (in Shares)							(10,000)
Net loss							$ (217,339,312)
Balance at Dec. 31, 2025		$ 3,465,482	$ 3,048,428		3,697,005,091	(263,450,730)	3,440,068,271
Balance (in Shares) at Dec. 31, 2025		346,548,153	304,842,759
Balance at Apr. 30, 2025		$ 5,709	$ 5,709	(200,000)		(188,582)
Balance (in Shares) at Apr. 30, 2025		570,886	570,886
Subscription proceeds received				200,000			200,000
Capital contribution					1,000,000		1,000,000
Issuance of shares in Business combination		$ 138,383			(91,368,499)		(91,506,882)
Issuance of shares in Business combination (in Shares)		13,838,251
Issuance of share pursuant to PIPE Subscription Agreements		$ 278,571			347,055,417		347,333,988
Issuance of share pursuant to PIPE Subscription Agreements (in Shares)		27,857,143
Deemed dividends to Sponsor						(46,300,000)	(46,300,000)
Contribution of digital assets by the Sellers		$ 3,042,819	$ 3,042,819		3,247,087,417		3,253,173,055
Contribution of digital assets by the Sellers (in Shares)		304,281,873	304,281,873
Cancellation of Class B Common stock			$ (100)		100
Cancellation of Class B Common Stock (in Shares)			(10,000)
Stock based compensation					10,493,658		10,493,658
Net loss						(217,339,312)	(217,339,312)
Balance at Dec. 31, 2025		$ 3,465,482	$ 3,048,428		$ 3,697,005,091	$ (263,450,730)	$ 3,440,068,271
Balance (in Shares) at Dec. 31, 2025		346,548,153	304,842,759